Accounts Receivable and Other	12 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Accounts Receivable and Other

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.	Trade, net:

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2016	2015
Trade accounts receivable, gross	$530,010	$459,774

Reserves for sales deductions:
Chargebacks	(126,729)	(64,119)
Customer rebates	(67,188)	(79,115)
Other sales deductions	(97,328)	(93,954)
Allowance for doubtful accounts	(154)	(159)
Trade accounts receivable, net	$238,611	$222,427

b.	Other receivables and prepaid expenses:

	March 31,
	2016	2015
Deferred income taxes	$212,222	$199,908
Government authorities	41,449	1,260
Prepaid expenses	9,817	7,988
Interest receivable	3,514	3,574
Advances to suppliers	3,108	2,690
Note receivable	—	35,000
Other	614	491
	$270,724	$250,911